FAIR VALUE MEASUREMENTS - Summary Of Change In The Fair Value Of The Derivative Private Warrants Liability (Details) - Warrant [Member] - Level 3 [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 86	$ 240
Change in fair value of warrants liability	(43)	(176)
Balance	$ 43	$ 64